Share capital - Options outstanding (Details) - Stock options	9 Months Ended
	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	13,375,438	13,375,438
Number of options exercisable	9,114,361	9,114,361
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	1 year 8 months 12 days
Number of options outstanding	2,164,773	2,164,773
Number of options exercisable	2,164,773	2,164,773
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	1 year 10 months 17 days
Number of options outstanding	474,711	474,711
Number of options exercisable	474,711	474,711
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	1 year 10 months 6 days
Number of options outstanding	263,434	263,434
Number of options exercisable	247,533	247,533
Exercise Price $1.80 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.80
Weighted average contractual life	6 years 18 days
Number of options outstanding	120,000	120,000
Number of options exercisable	110,000	110,000
Exercise Price $1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.91
Weighted average contractual life	6 years 2 months 9 days
Number of options outstanding	5,050,000	5,050,000
Number of options exercisable	2,254,449	2,254,449
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.45
Weighted average contractual life	5 years 10 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise Price $2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.53
Weighted average contractual life	5 years 10 months 10 days
Number of options outstanding	131,818	131,818
Number of options exercisable	131,818	131,818
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.62
Weighted average contractual life	1 year 8 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	262,500	262,500
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.40
Weighted average contractual life	4 years 8 months 9 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	1,228,182	1,228,182
Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.41
Weighted average contractual life	6 years 9 months 22 days
Number of options outstanding	1,458,750	1,458,750
Number of options exercisable	509,580	509,580
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 5.00
Weighted average contractual life	1 year 10 months 2 days
Number of options outstanding	347,834	347,834
Number of options exercisable	347,834	347,834
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 6.18
Weighted average contractual life	4 years 10 months 10 days
Number of options outstanding	38,544	38,544
Number of options exercisable	27,088	27,088
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 9.60
Weighted average contractual life	4 years 29 days
Number of options outstanding	147,392	147,392
Number of options exercisable	105,893	105,893